Fair Value Measurements - Schedule by Balance Sheet Grouping (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Level 1 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ 3,809	$ 2,575
Level 2 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		87	284
Restricted cash equivalents		18	12
Level 3 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	3,039	3,954
Carrying value [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		87	284
Restricted cash equivalents		18	12
Long-term debt	[1]	$ 7,040	$ 6,348

[1]	The carrying values include unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.